FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of interest rate swap	¥ (9,701,051)	$ (1,410,959)	¥ 16,122,313	¥ 10,364,075
Interest Rate Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	26,486,388		10,364,075	0
Change in fair value of interest rate swap	(9,701,051)		16,122,313	10,364,075
Cash settlement	(3,999,336)		0	0
Balance	¥ 12,786,001		¥ 26,486,388	¥ 10,364,075